Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
5
- PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at
December 31, 2020
and
2019
:

	(in thousands)
	2020	2019
Land and improvements	$4,069	$4,069
Buildings	17,596	17,327
Equipment	7,164	5,857
	28,829	27,253
Less accumulated depreciation	9,488	8,464
Premises and equipment, net	$19,341	$18,789

Depreciation expense amounted to
$1,028,000
in
2020
,
$932,000
in
2019
 and
$893,000
in
2018
.